Schedule of changes in contract acquisition costs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue [abstract]
Contract acquisition costs, beginning of period	$ 23	$ 194
Additions	31	27
Amortization	(18)	(198)
Contract acquisition costs, end of period	$ 36	$ 23